BENEFIT PLAN (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
BENEFIT PLAN
Employer contributions	$ 1.0	$ 0.7	$ 0.4